Accrued Expenses and Other Current Liabilities (Tables)	12 Months Ended
Aug. 26, 2017
Other Liabilities Disclosure [Abstract]
Schedule of Accounts Payable and Accrued Liabilities
Accrued expenses and other current liabilities were comprised of the following:

	August 26, 2017	August 27, 2016
	(Successor)	(Predecessor)
Professional fees	$1,286	$518
Accrued advertising allowances and claims	1,037	876
Accrued bonus	4,907	5,282
Freight accrual	875	1,391
Payroll-related accruals	842	1,033
Commissions	1,025	1,119
Income taxes payable	576	51
VAT payable	1,627	1,366
Other	2,867	4,993
	$15,042	$16,629